Exhibit 99.1

MVW 2019-1 LLC

Timeshare Loan-Backed Notes, Series 2019-1

Sample Timeshare Loan Agreed-Upon Procedures

Report To:

Marriott Ownership Resorts, Inc.

3 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Marriott Ownership Resorts, Inc.

6649 Westwood Boulevard

Orlando, Florida 32821

Re:                                         MVW 2019-1 LLC (the “Issuer”)

Timeshare Loan-Backed Notes, Series 2019-1 (the “Notes”)

Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Marriott Ownership Resorts, Inc. (“MORI”) and Wells Fargo Securities, LLC (the “Structuring Agent,” together with MORI, the “Specified Parties”), solely to assist MORI with respect to certain information relating to a pool of timeshare interest loans relating to Marriott Vacation Club (the “MVC Timeshare Loans”) and Vistana Signature Experiences (the “VSE Timeshare Loans,” together with the MVC Timeshare Loans, the “Timeshare Loans”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, MORI provided us with:

a.                                      Electronic data files:

i.                                          Labeled “2019-1 AUP MVC sample selection data tape.xlsx” and the corresponding record layout and decode information (the “MVC Sample Data File”) that MORI indicated contains information relating to 191 timeshare interest loans relating to Marriott Vacation Club (the “MVC Sample Timeshare Loans”) as of 31 March 2019 (the “Preliminary Cut-Off Date”) and

ii.                                       Labeled “2019-1 AUP VSE sample selection Loan Detail v2 with seasoning .xlsx” and the corresponding record layout and decode information (the “VSE Sample Data File,” together with the MVC Sample Data File, the “Sample Data Files”) that MORI indicated contains information relating to 59 timeshare interest loans relating to Vistana Signature Experiences (the “VSE Sample Timeshare Loans,” together with the MVC Sample Timeshare Loans, the “Sample Timeshare Loans”) as of the Preliminary Cut-Off Date,

b.                                      Imaged copies of:

i.                                          The promissory note, lost note affidavit or other related documents (collectively and as applicable, the “MVC Note”),

ii.                                       The deed of trust (the “MVC Deed of Trust”),

iii.                                    The mortgage (the “MVC Mortgage”),

iv.                                   The note and mortgage modification (the “MVC Modification”),

v.                                      The contract for purchase or other related documents (collectively and as applicable, the “MVC Contract for Purchase”),

vi.                                   The contract addendum (the “MVC Contract Addendum”),

vii.                                The credit report (the “MVC Credit Report”),

viii.                             The HUD-1 uniform settlement statement (the “MVC HUD-1”),

ix.                                   The summary of closing costs disbursement records, closing disclosure or other related documents (collectively and as applicable, the “MVC Closing Disclosure”) and

x.                                      Certain screen shots from MORI’s servicing system (the “MortgageServ System Screen Shots,” together with the MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 and MVC Closing Disclosure, the “MVC Source Documents”),

that MORI indicated relate to each MVC Sample Timeshare Loan,

c.                                       Imaged copies of:

i.                                          The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “VSE Note”),

ii.                                       The mortgage, deed of trust or other related documents (collectively and as applicable, the “VSE Mortgage”),

iii.                                    The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract or other related documents (collectively and as applicable, the “VSE Purchase Agreement”),

iv.                                   The credit report (the “VSE Credit Report”) and

v.                                      Certain printed screen shots from Vistana Signature Experiences, Inc.’s or its affiliate’s servicing system (the “VSE System Screen Shots,” together with the VSE Note, VSE Mortgage, VSE Purchase Agreement and VSE Credit Report, the “VSE Source Documents,” together with the MVC Source Documents, the “Source Documents”), that MORI indicated relate to each VSE Sample Timeshare Loan,

d.                                      The list of relevant characteristics (the “MVC Sample Characteristics”) on the MVC Sample Data File, which is shown on Exhibit 1 to Attachment A,

e.                                       The list of relevant characteristics (the “VSE Sample Characteristics,” together with the MVC Sample Characteristics, the “Sample Characteristics”) on the VSE Sample Data File, which is shown on Exhibit 2 to Attachment A, and

f.                                        Instructions, assumptions and methodologies, which are described in Attachment A.

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MORI indicated that the MVC Sample Timeshare Loans on the MVC Sample Data File and VSE Sample Timeshare Loans on the VSE Sample Data File were selected by the Structuring Agent, on behalf of MORI.  MORI or the Structuring Agent, on behalf of MORI, did not inform us as to the basis for how the Structuring Agent, on behalf of MORI, determined the number of MVC Sample Timeshare Loans or VSE Sample Timeshare Loans or the methodology the Structuring Agent, on behalf of MORI, used to select the MVC Sample Timeshare Loans or VSE Sample Timeshare Loans.  Additionally, MORI indicated that the Sample Timeshare Loans are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, the:

a.                                      191 MVC Sample Timeshare Loans are referred to as MVC Sample Timeshare Loan Numbers 1 through 191 and

b.                                      59 VSE Sample Timeshare Loans are referred to as VSE Sample Timeshare Loan Numbers 1 through 59.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  MORI is responsible for the Sample Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Sample Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by MORI upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Timeshare Loans or Timeshare Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by MORI that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

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The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Timeshare Loans,

iii.                                    Whether the originators of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 May 2019

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Attachment A

Procedures performed and our associated findings

1.                                      For each MVC Sample Timeshare Loan, we compared the MVC Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the MVC Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the MVC Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 1 to Attachment A, and the instruction described in the final paragraph of this Item 1.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

The MVC Source Document(s) that MORI instructed us to use for each MVC Sample Characteristic are indicated on Exhibit 1 to Attachment A.  Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one MVC Source Document is listed for a MVC Sample Characteristic, MORI instructed us to note agreement if the value on the MVC Sample Data File for the MVC Sample Characteristic agreed with the corresponding information on at least one of the MVC Source Documents that are listed for such MVC Sample Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various MVC Source Documents for any of the MVC Sample Characteristics listed on Exhibit 1 to Attachment A.

2.                                      For each VSE Sample Timeshare Loan, we compared the VSE Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the VSE Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the VSE Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 2 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

MVC Sample Characteristics and MVC Source Documents

MVC Sample Characteristic	MVC Sample Data File Field Name	MVC Source Document(s)	Note(s)

Customer number	Customer Number	MortgageServ System Screen Shots	i.

Loan number	Loan Number	MortgageServ System Screen Shots	i.

Billing country	Billing Country	MVC Contract for Purchase or MortgageServ System Screen Shots	ii., iii.

Billing state	Billing State	MVC Contract for Purchase or MortgageServ System Screen Shots	ii.

Interest rate	Interest Rate	MVC Note or MVC Modification

Open date	Open Date	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure

Original term	Original Term

(a)         MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification or

(b)         MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1, MVC Closing Disclosure or MortgageServ System Screen Shots and recalculation

iv.

Original balance	Original Balance	MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification

Current balance	Current Balance	(a) MortgageServ System Screen Shots or (b) MortgageServ System Screen Shots and recalculation	v.

MVC Sample Characteristic	MVC Sample Data File Field Name	MVC Source Document(s)	Note(s)

Original loan to value	Original Loan to Value	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC HUD-1 or MVC Closing Disclosure and recalculation	vi.

Next payment due date	Next Payment Due Date	MortgageServ System Screen Shots	v.

Credit score	Credit Score (Beacon)	(a) MVC Credit Report or (b) MVC Credit Report and recalculation	vii.

Monthly payment	Monthly Payment	MVC Note, MVC Deed of Trust, MVC Mortgage or MVC Modification

Maturity date (month/year)	Maturity Date	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots	viii.

Down payment	Down Payment	(a) MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase or (b) MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase and recalculation	ix.

Resort/project ID	Resort/Project Id	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure	x.

Purchase price	Purchase Price	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure

Notes:

i.                                          For identification purposes only.

ii.                                       For the purpose of comparing the indicated MVC Sample Characteristics for each MVC Sample Timeshare Loan, MORI instructed us to ignore differences due to abbreviation or truncation.

iii.                                    For the purpose of comparing the billing country MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI indicated that a billing country value of “UNITED KINGDOM,” as shown on the MVC Sample Data File, corresponds to a billing country value of “GBR,” as shown on the applicable MVC Source Document (and in accordance with note ii.).

iv.                                   For the purpose of comparing the original term MVC Sample Characteristic for each MVC Sample Timeshare Loan that does not have the original term specifically stated on the applicable MVC Source Document, MORI instructed us to recalculate the original term as the difference in months between the:

a.                                      Maturity date (month/year) and

b.                                      Open date,

both as shown on the applicable MVC Source Document.

For the purpose of the recalculation described in the preceding paragraph, if the open date, as shown on the applicable MVC Source Document, occurs on the 29th, 30th or 31st day of the month, MORI instructed us to use the first day of the following month as the open date.

v.                                      MORI indicated that certain of the MortgageServ System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date.  For the purpose of using the MortgageServ System Screen Shots, MORI instructed us to only consider account activity shown on the MortgageServ System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

Notes: (continued)

vi.                                   For the purpose of comparing the original loan to value MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to recalculate the original loan to value by:

a.                                      Dividing the:

(1)                                 Original balance by

(2)                                 Purchase price,

both as shown on the applicable MVC Source Document,

b.                                      Multiplying the result obtained in a. above by 100 and

c.                                       Rounding the result obtained in b. above to the nearest integer.

vii.                                MORI instructed us not to compare the credit score MVC Sample Characteristic for MVC Sample Timeshare Loans with a credit score value of “0,” “1” or “999,” as shown on the MVC Sample Data File.

Additionally, for the purpose of comparing the credit score MVC Sample Characteristic for each MVC Sample Timeshare Loan (except for the MVC Sample Timeshare Loans described in the preceding paragraph of this note vii.), MORI instructed us to use the:

a.                                      Primary borrower credit score,

b.                                      Secondary borrower credit score or

c.                                       Recalculated average value of the primary borrower credit score and secondary borrower credit score,

all as shown on, or as recalculated using information shown on, the MVC Credit Report, and to note agreement if the credit score value, as shown on the MVC Sample Data File, agreed to the corresponding information described in either a., b. or c. above.  We performed no procedures to reconcile any differences that may exist relating to the information that we observed or recalculated in a., b. or c. above, as applicable.

viii.                             For the purpose of comparing the maturity date (month/year) MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to note agreement if the month and year of the maturity date, as shown on the MVC Sample Data File, agreed with the month and year of the maturity date, as shown on the applicable MVC Source Document.

Notes: (continued)

ix.                                   For the purpose of comparing the down payment MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI instructed us to note agreement if the value on the MVC Sample Data File agreed with either:

a.                                      The corresponding information on the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,

b.                                      The result of adding the total amount of down payment or deposits, all as shown on the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase, or

c.                                       The result of subtracting the:

(1)                                 Total closing costs, as shown on the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase, from

(2)                                 The result obtained in b. above.

We performed no procedures to reconcile any differences that may exist between the applicable MVC Source Documents or resulting recalculations described in the preceding paragraph of this note ix.

x.                                      For the purpose of comparing the resort/project ID MVC Sample Characteristic for each MVC Sample Timeshare Loan, MORI:

a.                                      Instructed us to ignore differences due to abbreviation or truncation and

b.                                      Indicated that a resort/project ID value of “Aruba Ocean Club,” as shown on the MVC Sample Data File, corresponds to a resort/project ID value of “Marriott Vacation Club International of Aruba,” as shown on the applicable MVC Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 2 to Attachment A

VSE Sample Characteristics and VSE Source Documents

VSE Sample Characteristic	VSE Sample Data File Field Name	VSE Source Document(s)	Note

Property ID	PCC	VSE System Screen Shots	i.
Current loan balance	Mortgage Balance	VSE System Screen Shots	ii.
Original loan balance	Original Mtg Amt	VSE Note
Coupon rate	Interest Rate	VSE Note or VSE System Screen Shots	iii.
Original term to maturity (months)	Original Term	(a) VSE Note or (b) VSE Mortgage or VSE Note and recalculation	iv.
Remaining term to maturity (months)	Remaining Term	VSE Note and recalculation	v.
Monthly payment	Payment Amount	(a) VSE Note or (b) VSE Note and VSE System Screen Shots	vi.
Original maturity date (month/year)	Maturity Date	(a) VSE Mortgage, (b) VSE Note or (c) VSE Note and recalculation	vii.
State or country	State/Country	VSE Purchase Agreement or VSE System Screen Shots	viii.
Sales price	Sales Price	VSE Purchase Agreement
Down payment	Down Payment	(a) VSE Purchase Agreement, (b) VSE Purchase Agreement, VSE Note and recalculation, (c) VSE Purchase Agreement and recalculation or (d) VSE System Screen Shots	ix.
Credit score	FICO	VSE Credit Report	x.

Notes:

i.                                          For identification purposes only.

ii.                                       MORI indicated that certain of the VSE System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date.  For the purpose of using the VSE System Screen Shots, MORI instructed us to only consider account activity shown on the VSE System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

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Notes: (continued)

iii.                                    For the purpose of comparing the coupon rate VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to use the VSE Note as the VSE Source Document, subject to the instruction provided by MORI described in the final paragraph of this note iii.

For each VSE Sample Timeshare Loan that has more than one coupon rate, as shown on the VSE Note, MORI instructed us to use the coupon rate, as shown on the VSE Note, corresponding to the coupon rate, as shown on the VSE System Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information on the VSE Note.

iv.                                   For the purpose of comparing the original term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original term to maturity (months) specifically stated on the VSE Note, MORI instructed us to recalculate the original term to maturity (months) as the difference in months between the:

a.                                      Original maturity date (month/year), as shown on the VSE Mortgage or VSE Note (and in accordance with note vii.) and

b.                                      First payment date, as shown on the VSE Note.

v.                                      For the purpose of comparing the remaining term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.                                      Original term to maturity (months), as shown on the VSE Note (and in accordance with note iv.), and

b.                                      Seasoning, as shown on the VSE Sample Data File.

vi.                                   For the purpose of comparing the monthly payment VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to use the VSE Note as the VSE Source Document, subject to the instruction provided by MORI described in the final paragraph of this note vi.

For each VSE Sample Timeshare Loan that has more than one monthly payment, as shown on the Note, MORI instructed us to use the monthly payment, as shown on the VSE Note, corresponding to the monthly payment, as shown on the VSE System Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information on the VSE Note.

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Notes: (continued)

vii.                                For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original maturity date (month/year) specifically stated on the VSE Mortgage, MORI instructed us to use the VSE Note as the VSE Source Document, subject to the instruction provided by MORI described in the final paragraph of this note vii.

For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original maturity date (month/year) specifically stated on the VSE Mortgage or VSE Note, MORI instructed us to recalculate the original maturity date by adding:

a.                                      The result of subtracting:

(1)                                 One month from

(2)                                 The original term to maturity (months), as shown on the VSE Note (and in accordance with note iv.),

to

b.                                      The first payment date, as shown on the VSE Note.

viii.                             For the purpose of comparing the state or country VSE Sample Characteristic for each VSE Sample Timeshare Loan, MORI instructed us to ignore differences due to abbreviation or truncation.

ix.                                   For the purpose of comparing the down payment VSE Sample Characteristic for each VSE Sample Timeshare Loan (except for VSE Sample Timeshare Loan Numbers 36 and 56), MORI instructed us to note agreement if the value on the VSE Sample Data File agreed with either:

a.                                      The corresponding information on the VSE Purchase Agreement,

b.                                      The result of adding the total amount of down payment or deposits, all as shown on the VSE Purchase Agreement or VSE Note, or

c.                                       The result of subtracting the:

(1)                                 Administrative fee, as shown on the VSE Purchase Agreement, from

(2)                                 Result obtained in b. above.

We performed no procedures to reconcile any differences that may exist between the applicable VSE Source Documents or resulting recalculations described in the preceding paragraph of this note ix.

For the purpose of comparing the down payment VSE Sample Characteristic for VSE Sample Timeshare Loan Numbers 36 and 56, MORI instructed us to use the VSE System Screen Shots as the VSE Source Document.

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Notes: (continued)

x.                                      MORI instructed us not to compare the credit score VSE Sample Characteristic for VSE Sample Timeshare Loans with a credit score value of “0” or “999,” as shown on the VSE Sample Data File.

Additionally, for the purpose of comparing the credit score VSE Sample Characteristic for each VSE Sample Timeshare Loan (except for the VSE Sample Timeshare Loans described in the preceding paragraph of this note x.), MORI instructed us to note agreement if the credit score value, as shown on the VSE Sample Data File, agreed to at least one credit score, as shown on the VSE Credit Report.  We performed no procedures to reconcile any differences that may exist relating to the information on the VSE Credit Report.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

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Exhibit 3 to Attachment A

MVC Sample Characteristic Differences

MVC Sample Timeshare Loan Number	MVC Sample Characteristic	MVC Sample Data File Value	MVC Source Document Value

14	Credit score	700	659

111	Original loan to value	73	88
	Down payment	$35,908.92	$14,389.00
	Purchase price	$127,515	$105,995

131	Original loan to value	73	82
	Down payment	$16,464.00	$9,885.40
	Purchase price	$57,000	$50,670